ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited		September 30, 2006
Portfolio of Investments † (1)
(Cost and value in $000s)	Percent of
	Net Assets	Shares	Value

BOND MUTUAL FUNDS 79.4%
T. Rowe Price New Income Fund	21.8%	100,428,048	893,810
T. Rowe Price High Yield Fund	18.9	112,689,351	778,683
T. Rowe Price GNMA Fund	12.8	55,970,405	524,443
T. Rowe Price International Bond Fund	11.7	50,514,340	479,886
T. Rowe Price Short-Term Bond Fund	6.4	56,013,768	262,704
T. Rowe Price U.S. Treasury Long-Term Fund	3.0	10,651,420	123,237
T. Rowe Price Emerging Markets Bond Fund	2.6	7,813,005	107,116
T. Rowe Price Corporate Income Fund	2.2	9,489,573	91,005
Total Bond Mutual Funds (Cost $3,199,940)			3,260,884

EQUITY MUTUAL FUNDS 17.8%
T. Rowe Price Equity Income Fund	17.8	25,759,180	728,985
Total Equity Mutual Funds (Cost $592,299)			728,985

MONEY MARKET FUNDS 2.8%
T. Rowe Price Summit Cash Reserves Fund	2.8	116,098,625	116,099
Total Money Market Funds (Cost $116,099)			116,099

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,908,338)			$4,105,968

(1)	Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/06	12/31/05
T. Rowe Price
Corporate Income
Fund	$ 11,067	$ 12,828	$ 3,563	$ 91,005	$ 92,976
T. Rowe Price
Emerging Markets
Bond Fund	7,768	6,842	5,385	107,116	105,772
T. Rowe Price Equity
Income Fund	35,257	62,956	8,756	728,985	695,936
T. Rowe Price GNMA
Fund	49,500	10,271	18,408	524,443	490,097
T. Rowe Price High
Yield Fund	146,816	15,088	40,600	778,683	643,581
T. Rowe Price
International Bond
Fund	60,179	16,254	10,724	479,886	429,360
T. Rowe Price New
Income Fund	96,607	130,553	31,156	893,810	930,374
T. Rowe Price Short-
Term Bond Fund	73,038	3,393	6,698	262,704	191,834
T. Rowe Price Summit
Cash Reserves Fund	10,099	130,368	5,862	116,099	236,368
T. Rowe Price U.S.
Treasury Long-Term
Fund	51,294	1,649	3,259	123,237	73,954
Totals			$ 134,411	$ 4,105,968	$ 3,890,252

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited		September 30, 2006
Portfolio of Investments † (1)
	Percent of
	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Growth Stock Fund	19.1%	20,177,443	612,184
T. Rowe Price Blue Chip Growth Fund	18.1	17,108,077	578,253
T. Rowe Price Equity Income Fund	13.3	15,094,856	427,184
T. Rowe Price Value Fund	13.3	16,422,276	426,322
T. Rowe Price New Horizons Fund (2)	12.2	12,154,914	390,051
T. Rowe Price International Stock Fund	8.9	17,898,692	284,231
T. Rowe Price International Growth & Income Fund	6.9	13,614,395	221,915
T. Rowe Price Mid-Cap Value Fund	5.4	6,743,069	174,174
T. Rowe Price Emerging Markets Stock Fund	2.8	3,165,253	89,608
Total Equity Mutual Funds (Cost $2,267,676)			3,203,922

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,267,676)			$3,203,922

(1)	Denominated in U.S. dollars unless otherwise noted
(2)	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/06	12/31/05
T. Rowe Price Blue Chip
Growth Fund	$ 80,501	$ 1,064	-	$ 578,253	$ 480,617
T. Rowe Price Emerging
Markets Stock Fund	3,537	8,729	-	89,608	93,220
T. Rowe Price Equity
Income Fund	36,022	88,266	5,700	427,184	447,967
T. Rowe Price Growth
Stock Fund	67,320	1,205	-	612,184	508,959
T. Rowe Price
International Growth &
Income Fund	5,905	16,539	-	221,915	206,076
T. Rowe Price
International Stock
Fund	6,142	10,692	-	284,231	272,004
T. Rowe Price Mid-Cap
Value Fund	4,277	342	-	174,174	153,886
T. Rowe Price New
Horizons Fund	12,477	29,282	-	390,051	418,151
T. Rowe Price Value
Fund	134,918	785	-	426,322	258,426
Totals			$ 5,700	$ 3,203,922	$ 2,839,306

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited		September 30, 2006
Portfolio of Investments † (1)
	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price International Stock Fund	39.6%	6,136,643	97,450
T. Rowe Price European Stock Fund	28.3	3,489,388	69,543
T. Rowe Price International Growth & Income Fund	10.3	1,558,562	25,405
T. Rowe Price Japan Fund (2)	9.4	2,103,357	23,221
T. Rowe Price Emerging Markets Stock Fund	5.9	509,961	14,437
T. Rowe Price New Asia Fund	4.8	877,314	11,668
T. Rowe Price International Discovery Fund	1.7	90,488	4,266
Total Equity Mutual Funds (Cost $217,509)			245,990

Total Investments in Securities
100.0% of Net Assets (Cost $ 217,509)			$245,990

(1)	Denominated in U.S. dollars unless otherwise noted
(2)	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/06	12/31/05
T. Rowe Price
Emerging Europe and
Mediterranean Fund	$ 871	$ 3,417	-	$ -	$ 3,409
T. Rowe Price
Emerging Markets
Stock Fund	4,324	1,327	-	14,437	11,376
T. Rowe Price
European Stock Fund	16,979	1,473	-	69,543	45,381
T. Rowe Price
International
Discovery Fund	2,235	4,055	-	4,266	7,654
T. Rowe Price
International Growth
& Income Fund	24,295	216	-	25,405	-
T. Rowe Price
International Stock
Fund	31,134	15,983	-	97,450	75,263
T. Rowe Price New
Asia Fund	6,542	407	-	11,668	4,479
T. Rowe Price Japan
Fund	7,766	-	-	23,221	16,697
Totals			-	$ 245,990	$ 164,259

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited	September 30, 2006
Notes To Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Growth	Income	International

Cost	$ 2,267,676,000	$ 3,908,338,000	$217,509,000
Unrealized appreciation	936,246,000	227,024,000	28,481,000
Unrealized depreciation	-	(29,394,000)	-
Net unrealized appreciation (depreciation)	$ 936,246,000	$ 197,630,000	$28,481,000

NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At September 30, 2006, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 46% of the outstanding shares of the U.S. Treasury Long-Term Fund, 44% of the outstanding shares of the Corporate Income Fund, 42% of the outstanding shares of the GNMA Fund, and 25% of International Bond Fund. For the period ended September 30, 2006, realized gain on affiliated companies was $44,809,000 for Spectrum Growth Fund, $3,871,000 for Spectrum International Fund, and realized loss on affiliated companies was $843,000 for Spectrum Income Fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006